REVERSE MERGER	9 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
REVERSE MERGER

7.	REVERSE MERGER

Merger and Spin-Off

On July 17, 2019, MYnd completed its business combination with Emmaus in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated as of January 4, 2019, among the Company, Merger Sub and Emmaus, as amended by that First Amendment dated May 10, 2019, pursuant to which Merger Sub merged with and into Emmaus, with Emmaus surviving as a wholly-owned subsidiary of MYnd (the "Merger"). On July 17, 2019, immediately after completion of the Merger, MYnd filed a Certificate of Amendment (the "Name Change Amendment") to its Certificate of Incorporation to change its name to "Emmaus Life Sciences, Inc." (the "Name Change"). References herein to the "Company" mean MYnd following the Merger and the Name Change.

The Merger was treated as a reverse merger under the acquisition method of accounting in accordance with accounting principles generally accepted in the United States. For accounting purposes, Emmaus is considered to have acquired MYnd. The Merger is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes.

In connection with and prior to the Merger, MYnd contributed and transferred to Telemynd, Inc. ("Telemynd"), a newly formed, wholly owned subsidiary of MYnd all or substantially all of MYnd's business, assets and liabilities, except for certain retained assets and liabilities, pursuant to the Amended and Restated Separation and Distribution Agreement, dated as of March 27, 2019, among MYnd, Telemynd and MYnd Analytics, Inc., a California corporation and wholly owned subsidiary of MYnd (the "Separation Agreement"). On July 15, 2019, the MYnd Board of Directors (the "Board") declared a dividend (the "Dividend") with respect to the shares of Common Stock outstanding at the close of business on that day of one share of the Telemynd common stock held by MYnd for each outstanding share of Common Stock after giving effect to the Reverse Split. The Dividend, which together with the contribution and transfer of MYnd's business, assets and liabilities described above, is referred to as the "Spin-Off," was paid on July 16, 2019.

On July 17, 2019, in connection with, and prior to the completion of, the Merger, MYnd filed a Certificate of Amendment (the "Reverse Split Amendment") to its Certificate of Incorporation to effect a 1-for-6 reverse split (the "Reverse Split") of its outstanding shares of common stock, par value $0.001 per share ("Common Stock").

As a result of the Spin-Off and the Merger, the ongoing business of the post-merger company is the Emmaus business, which is that of a commercial-stage biopharmaceutical company focused on the development, marketing and sale of innovative treatments and therapies, including those in the rare and orphan disease categories.

Pursuant to the Merger Agreement, the Company issued shares of Common Stock to Emmaus stockholders at an exchange ratio of approximately 1.05 shares of Common Stock, after giving effect to the Reverse Split, for each share of Emmaus common stock outstanding immediately prior to the Merger, including shares deemed outstanding immediately prior to the Merger upon the conversion of outstanding convertible promissory notes of Emmaus. The exchange ratio was determined through arms'-length negotiations between MYnd and Emmaus. The Company also assumed the stock options outstanding under Emmaus' Amended and Restated 2011 Stock Incentive Plan and out, with such stock options henceforth representing the right to purchase a number of shares of Common Stock equal to the exchange ratio multiplied by the number of shares of Emmaus common stock previously purchasable under such options at an exercise price per share equal to the former exercise price thereunder divided by such exchange ratio. Upon the Merger, Emmaus' outstanding Amended and Restated 10% Senior Secured Debentures due October 21, 2020 ("Debentures") and outstanding warrants to purchase Emmaus common stock generally became convertible and exercisable in accordance with their terms into a number of shares of Common Stock equal to the exchange ratio multiplied by the number of shares of Emmaus common stock previously purchasable under the Debentures and the warrants at a conversion or exercise price per share divided by such exchange ratio. The exercise price per share of warrants to purchase 1,464,000 former Emmaus shares is subject to further adjustment based upon the trading price of the Emmaus shares.

Immediately after the Merger, there were approximately 47,465,212 shares of MYnd Common Stock outstanding after the elimination of any fractional shares resulting from the Reverse Split and the Merger exchange ratio as further described below. Immediately after the Merger, the former Emmaus stockholders, option holders, Debenture holders and warrant holders owned, or held rights to acquire, 94.1% of the fully-diluted Mynd Common Stock, with the MYnd's stockholders, option holders and warrant holders immediately prior to the Merger owning, or holding rights to acquire, 5.9% of the fully-diluted Common Stock.

The issuance of the shares of Common Stock to the former Emmaus stockholders was registered with the Securities and Exchange Commission (the "SEC") on the Company's Registration Statement on Form S-4, as amended.

Pursuant to an exchange agreement, dated as of June 12, 2019 (the "Exchange Agreement"), between the Company, Telemynd and John Pappajohn and Peter Unanue, each of whom was a director of the Company, and certain of affiliates of Mr. Pappajohn, all of whom held shares of preferred stock of the Company, immediately after the effective of the Merger each such share was exchanged for one share of Common Stock and one preferred share of Telemynd with substantially the same rights, benefits, designations and restrictions as the Company's preferred stock.